Retirement Plans And Postretirement Benefits (Pension Plans With Projected Benefit Obligation In Excess Of Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
U.S.
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 139,746	$ 140,230
Fair value of plan assets	109,845	100,905
Foreign
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	20,407	17,415
Fair value of plan assets	$ 13,618	$ 11,142